SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Mar. 19, 2025	Mar. 13, 2025	Mar. 03, 2025	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Short-term debt					$ 2,648,199	$ 2,726,197
Subsequent Event [Member]
Subsequent Event [Line Items]
Short-term debt				$ 270,000
Short-term debt interest rate				4.50%
Subsequent Event [Member] | Cetus Sponsor LLC [Member]
Subsequent Event [Line Items]
Debt owed		$ 875,000
Promissory note amount		875,000
Transferred claim amount		$ 875,000
Subsequent Event [Member] | Ming Chia Huang [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	4,731,000
Subsequent Event [Member] | Standstill Agreement [Member]
Subsequent Event [Line Items]
Debt instrument description			(a) 60 days from March 3, 2025, or (b) the date on which any registration statement filed by the Company with the SEC in connection with any future fundraising transaction is declared effective (the “Standstill Period”). In consideration for the standstill, the Company will pay Streeterville a standstill fee equal to 2% of the outstanding balance of the convertible note
Convertible note outstanding			$ 1,916,288
Subsequent Event [Member] | Debt Conversion Agreements [Member] | Ming Chia Huang [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	8,231,000